Acquisitions and Divestitures (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2010 2011 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member]
Supplemental Pro Forma Information
Revenues	$ 286,004	$ 286,351	$ 256,658	$ 196,258	$ 124,355
Net income	$ 58,472	$ 174,138	$ 93,474	$ 36,401	$ 8,841
Basic and diluted earnings per unit	$ 0.53	$ 0.34